Organization and Significant Accounting Policies - Company's Accounts Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable [Line Items]
Accounts payable	$ 3,815	$ 3,008	$ 3,699
Real Estate Services
Accounts Payable [Line Items]
Accounts payable	3,399	$ 3,008
Healthcare Services
Accounts Payable [Line Items]
Accounts payable	$ 416